INSURANCE CLAIMS	12 Months Ended
Dec. 31, 2020
All years of insurance claim
INSURANCE CLAIMS [Line Items]
INSURANCE CLAIMS
NOTE 10: INSURANCE CLAIMS

	2020	2019	2018
Insurance claims comprise:	£m	£m	£m
Life insurance and investment contracts
Claims and surrenders	(7,670)	(8,684)	(8,735)
Change in insurance and participating investment contracts (note 30)	(4,590)	(12,633)	4,565
Change in non-participating investment contracts	(1,938)	(2,664)	628
	(14,198)	(23,981)	(3,542)
Reinsurers’ share	418	290	404
	(13,780)	(23,691)	(3,138)
Change in unallocated surplus	57	(19)	8
Total life insurance and investment contracts	(13,723)	(23,710)	(3,130)
Non-life insurance
Total non-life insurance claims, net of reinsurance	(318)	(287)	(335)
Total insurance claims	(14,041)	(23,997)	(3,465)

Life insurance and participating investment contracts gross claims and surrenders can also be analysed as follows:
Deaths	(694)	(674)	(721)
Maturities	(873)	(1,122)	(1,198)
Surrenders	(4,641)	(5,523)	(5,548)
Annuities	(1,171)	(1,104)	(1,032)
Other	(291)	(261)	(236)
Total life insurance gross claims and surrenders	(7,670)	(8,684)	(8,735)